Note 6 - Discontinued Operations (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Borrowings, interest rate	6.80%	6.60%
Proceeds from borrowings, classified as financing activities	$ 10,000
Discontinued operations [member]
Statement Line Items [Line Items]
Annual installment payyments	$ 800
Borrowings, interest rate	6.00%
Proceeds from borrowings, classified as financing activities	$ 800
Borrowings to be collected	$ 1,600